NOTE 3 - PROPERTY ACQUISITIONS AND SALES (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]	<br/> The acquisition was accounted for using the acquisition method where net assets acquired and consideration transferred were recorded at fair value. Consideration transferred in the transaction was $16,605,419, resulting in no goodwill or bargain purchase gain. The following summarizes the consideration transferred to Sovereign and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date: <br/>

Consideration:
Cash, net of purchase price adjustments	$8,789,882
Equity instruments (3,552,516 common shares of the Company)	7,815,537
Contingent consideration	-
Fair value of total consideration transferred	$16,605,419
Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved oil and gas property	$9,776,364
Unproven oil and gas property	8,228,018
Asset retirement obligations	(1,398,963)
Total fair value of net assets	$16,605,419